Equity Incentive Plans - Summary of RSA Activity (Details) - RSAs - $ / shares	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Awards, Outstanding at the beginning of the year	244,498
Number of Awards, Outstanding at the end of the year		244,498
2012 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Awards, Outstanding at the beginning of the year	244,498
Number of Awards, RSAs granted		244,498
Number of Awards, RSAs subscribed	(244,498)
Number of Awards, Outstanding at the end of the year		244,498
Weighted-Average Grant Date Fair Value, Outstanding at Beginning of Year	$ 11.46
Weighted-Average Grant Date Fair Value, RSAs granted		11.46
Weighted-Average Grant Date Fair Value, RSAs subscribed	$ 11.46
Weighted-Average Grant Date Fair Value, Outstanding at Year End		$ 11.46